Supplemental Financial Statement Information (Schedule Of Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$ 1,078	$ 1,378	$ 1,088
Cash paid for acquisitions	(10)	(1,972)	(345)
Net cash used in investing activities	(4,196)	(3,874)	(1,830)
Proceeds from borrowings	12,870	8,262	4,389
Repayments of long-term debt	(8,848)	(6,264)	(4,078)
Distributions to partners	(666)	(526)	(483)
Debt issuance costs	(112)	(53)	(49)
Net cash provided by financing activities	3,364	2,536	760
INCREASE IN CASH AND CASH EQUIVALENTS	246	40	18
CASH AND CASH EQUIVALENTS, beginning of period	126	86
CASH AND CASH EQUIVALENTS, end of period	372	126	86
Parent Company [Member]
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	555	469	317
Cash paid for acquisitions	(1,113)	0	0
Contributions to affiliates	(487)	0	0
Note receivable from affiliate	(221)	0	0
Payments received on note receivable from affiliate	55	0	0
MEP Transaction	0	0	3
Net cash used in investing activities	(1,766)	0	3
Proceeds from borrowings	2,108	92	1,858
Repayments of long-term debt	(162)	(20)	(1,632)
Distributions to partners	(666)	(526)	(483)
Debt issuance costs	(78)	(24)	(36)
Net cash provided by financing activities	1,202	(478)	(293)
INCREASE IN CASH AND CASH EQUIVALENTS	(9)	(9)	27
CASH AND CASH EQUIVALENTS, beginning of period	18	27	0
CASH AND CASH EQUIVALENTS, end of period	$ 9	$ 18	$ 27